Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation for Mobile Equipment and Other Assets is Computed Using the Straight-Line Method

Depreciation for vehicles and other assets is computed using the straight-line method at rates calculated to depreciate the cost of the assets, less their anticipated residual values, if any, over their estimated useful lives as follows:

Vehicles	5 years
Computer and accessories	2 years